Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 31, 2013 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 Restructuring - Fiscal 2012 Plan	Dec. 31, 2012 Restructuring - Fiscal 2012 Plan	Jun. 30, 2013 Workforce Reduction	Jun. 30, 2013 Workforce Reduction 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 Workforce Reduction 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 Workforce Reduction Restructuring - Fiscal 2012 Plan	Dec. 31, 2012 Workforce Reduction Restructuring - Fiscal 2012 Plan	Jun. 30, 2013 Office Consolidations	Jun. 30, 2013 Office Consolidations 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 Office Consolidations 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 Office Consolidations Restructuring - Fiscal 2012 Plan	Dec. 31, 2012 Office Consolidations Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	$ 4,621	$ 4,525	$ 9,033	$ 4,525	$ 4,500	$ 4,400	$ 4,412	$ 4,600	$ 4,621		$ 4,644	$ 8,131	$ 3,903	$ 4,228		$ 3,394	$ 902	$ 509	$ 393		$ 1,250
Cash payments			(4,369)							(623)	(3,854)	(4,280)			(197)	(3,030)	(89)			(426)	(824)
Foreign exchange movement			(3)								(4)	(3)				(4)
Provision balance at end of period	$ 4,661		$ 4,661							$ 163	$ 786	$ 3,848			$ 163	$ 360	$ 813				$ 426